Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000005044 | Comcast Corp.8952378
Holdings [Line Items]
Percent of Total Investments	2.10%
C000005044 | Prologis8952387
Holdings [Line Items]
Percent of Total Investments	2.10%
C000005044 | U.S. Treasury Notes8953499
Holdings [Line Items]
Percent of Total Investments	2.10%
C000005044 | U.S. Treasury Notes8953507
Holdings [Line Items]
Percent of Total Investments	1.40%
C000005044 | Toyota Motor Corp.8954929
Holdings [Line Items]
Percent of Total Investments	1.40%
C000005044 | Bank of America Corp.8952373
Holdings [Line Items]
Percent of Total Investments	1.30%
C000005044 | Prologis8952386
Holdings [Line Items]
Percent of Total Investments	1.20%
C000005044 | American Express8952371
Holdings [Line Items]
Percent of Total Investments	1.20%
C000005044 | U.S. Treasury Notes8953509
Holdings [Line Items]
Percent of Total Investments	1.00%
C000005044 | U.S. Treasury Notes8953496
Holdings [Line Items]
Percent of Total Investments	0.90%
C000005044 | Non-Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005044 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005044 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005044 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000005044 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000005044 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000005044 | U.S. Government & Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000048038 | Comcast Corp.8952378
Holdings [Line Items]
Percent of Total Investments	2.10%
C000048038 | Prologis8952387
Holdings [Line Items]
Percent of Total Investments	2.10%
C000048038 | U.S. Treasury Notes8953499
Holdings [Line Items]
Percent of Total Investments	2.10%
C000048038 | U.S. Treasury Notes8953507
Holdings [Line Items]
Percent of Total Investments	1.40%
C000048038 | Toyota Motor Corp.8954929
Holdings [Line Items]
Percent of Total Investments	1.40%
C000048038 | Bank of America Corp.8952373
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048038 | Prologis8952386
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048038 | American Express8952371
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048038 | U.S. Treasury Notes8953509
Holdings [Line Items]
Percent of Total Investments	1.00%
C000048038 | U.S. Treasury Notes8953496
Holdings [Line Items]
Percent of Total Investments	0.90%
C000048038 | Non-Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000048038 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000048038 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000048038 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000048038 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000048038 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000048038 | U.S. Government & Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000048039 | Comcast Corp.8952378
Holdings [Line Items]
Percent of Total Investments	2.10%
C000048039 | Prologis8952387
Holdings [Line Items]
Percent of Total Investments	2.10%
C000048039 | U.S. Treasury Notes8953499
Holdings [Line Items]
Percent of Total Investments	2.10%
C000048039 | U.S. Treasury Notes8953507
Holdings [Line Items]
Percent of Total Investments	1.40%
C000048039 | Toyota Motor Corp.8954929
Holdings [Line Items]
Percent of Total Investments	1.40%
C000048039 | Bank of America Corp.8952373
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048039 | Prologis8952386
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048039 | American Express8952371
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048039 | U.S. Treasury Notes8953509
Holdings [Line Items]
Percent of Total Investments	1.00%
C000048039 | U.S. Treasury Notes8953496
Holdings [Line Items]
Percent of Total Investments	0.90%
C000048039 | Non-Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000048039 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000048039 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000048039 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000048039 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000048039 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000048039 | U.S. Government & Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	59.10%